Note 8 (Tables)	6 Months Ended
Jun. 30, 2023
Cash Cash balances at central banks and other demand deposits [Abstract]
Cash Cash Balances At Central Banks And Other Demand Deposits [Table Text Block]
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the condensed consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	June 2023	December 2022
Cash on hand	6,951	6,533
Cash balances at central banks	58,888	67,314
Other demand deposits	6,019	5,909
Total	71,858	79,756